Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued expenses

	2022	2021
Accrued hauler expenses	$44,773	$49,607
Accrued compensation	43,054	9,656
Accrued income taxes	9	3
Accrued Mergers transaction expenses	13,433	-
Other accrued expenses	6,733	6,272
Total accrued expenses	$108,002	$65,538